Cover	Dec. 22, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 22, 2021
Entity File Number	001-37759
Entity Registrant Name	Outlook Therapeutics, Inc.
Entity Central Index Key	0001649989
Entity Tax Identification Number	38-3982704
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	485 Route 1 South
Entity Address, Address Line Two	Building F
Entity Address, Address Line Three	Suite 320
Entity Address, City or Town	Iselin
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08830
City Area Code	609
Local Phone Number	619-3990
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	OTLK
Security Exchange Name	NASDAQ
Series A Warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Series A Warrants
Trading Symbol	OTLKW
Security Exchange Name	NASDAQ